Related- Party Transactions (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011 American Infrastructure MLP [Member]	Dec. 31, 2011 American Infrastructure MLP [Member]	Dec. 31, 2010 American Infrastructure MLP [Member]	Dec. 31, 2012 American Midstream, LLC [Member]	Dec. 31, 2011 American Midstream, LLC [Member]	Dec. 31, 2010 American Midstream, LLC [Member]
Related Party Transactions (Textual) [Abstract]
Administrative and operational service expenses							$ 12,500,000	$ 9,600,000	$ 7,600,000
Cost of business development activities							400,000
Advisory service payment						300,000
Annual fee for Advisory Service						300,000
Selling, general and administrative expenses	14,309,000	10,800,000	7,120,000		200,000	300,000
One time payment of Advisory services				$ 2,500,000